Shareholders' Equity (Schedule of Shares) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Common shares [Member]
Rollforward Of Shares [Abstract]
Shares issued and outstanding, beginning of the year	114,994	118,041
Common shares issued, during the year	0	0
Common shares issued on exercise of options, during the year	9	28
Common shares issued on exercise of warrants, during the year	0	0
Repurchase of common shares, during the year	0	(3,155)
Restricted common shares purchased, during the year	(218)	(50)
Restricted common shares forfeited, during the year	8	23
Restricted common shares vested, during the year	60	107
Shares issued and outstanding, end of year	114,853	114,994
Restricted shares [Member]
Rollforward Of Shares [Abstract]
Shares issued and outstanding, beginning of the year	172	252
Restricted common shares purchased, during the year	218	50
Restricted common shares forfeited, during the year	(8)	(23)
Restricted common shares vested, during the year	(60)	(107)
Shares issued and outstanding, end of year	322	172